[Transamerica Financial Life Insurance Company]

September 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Separate Account VA-5NLNY of TFLIC
File No. 811-08160, CIK 0000914838
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5NLNY of TFLIC, a unit investment trust registered under the Act, mailed to its contract owners the semi annual report for the following underlying management investment companies: American Century Variable Portfolios, Inc., AIM Variable Insurance Funds, Federated Insurance Series, Janus Aspen Series, ING VP Emerging Markets Fund, Inc., Schwab Annuity Portfolios, and SteinRoe Variable Investment Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi annual reports were filed with the Commission via EDGAR on the dates indicated:

•	American Century Variable Portfolios, Inc. (CIK: 814680) filed August 18, 2005

•	AIM Variable Insurance Funds (CIK: 896435) filed August 25, 2005

•	Federated Insurance Series (CIK: 912577) filed August 25, 2005

•	Janus Aspen Series (CIK: 906185) filed August 25, 2005

•	ING VP Emerging Markets Funds, Inc. (CIK: 916764) filed August 25, 2005

•	Schwab Annuity Portfolios (CIK: 918266) filed September 2, 2005

•	SteinRoe Variable Investment Trust (CIK: 815425) filed September 7, 2005

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group